Trade and other payables (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current liabilities
Trade payables	$ 2,550	$ 2,824	$ 2,350
Value added and payroll taxes and social security	468	463	390
Rebates, chargebacks, returns and other revenue accruals	6,078	5,298	4,772
Clinical trial accruals	1,417	1,047	699
Other accruals	5,551	5,649	3,905
Collaboration revenue contract liabilities	12	12	12
Vaccine contract liabilities	169	1,003	1,616
Deferred government grant income	1	67	253
Contingent consideration	757	849	647
Acerta Pharma share purchase liability	867	920
Other payables	1,170	806	1,141
Total	19,040	18,938	15,785
Contract liabilities within rebates, chargebacks, returns and other accruals	87	99	77
Non-current liabilities
Accruals	37	25	56
Collaboration revenue contract liabilities	14	26	38
Contingent consideration noncurrent	1,465	2,016	2,676
Acerta Pharma share purchase/put option liability	779	1,538	2,297
Other payables	1,975	1,328	1,017
Total	4,270	4,933	6,084
Trade payables
Trade payables, supply chain financing programme	67	44	248
Acerta Pharma
Non-current liabilities
First Payment of installment amount.	920
Amortised cost of the option liability	1,646	2,458	2,297
US
Current liabilities
Provision for contract with customer liability	3,961	3,172	3,126
Non-current liabilities
Contract With Customer Liability Provision	3,961	3,172	3,126
China
Current liabilities
Provision for contract with customer liability	579	814	740
Non-current liabilities
Contract With Customer Liability Provision	$ 579	814	740
United States, United Kingdom, Sweden and Germany
Trade payables
Number of suppliers enrolled in supply chain financing programme	420
Daiichi Sankyo
Current liabilities
Other payables	$ 100	0	146
Non-current liabilities
Other payables	1,125	100	100
Contract Revenue
Current liabilities
Contract liabilities	86
Trade payables
Revenue recognised in the year for previous contract liabilities	86
Other Revenue
Current liabilities
Contract liabilities	74
Trade payables
Revenue recognised in the year for previous contract liabilities	74
Collaboration Revenue
Current liabilities
Contract liabilities	12
Trade payables
Revenue recognised in the year for previous contract liabilities	12
DS-1062
Current liabilities
Other payables	0	324	324
Non-current liabilities
Other payables	0	0	$ 323
Pandemic COVID-19 Vaccine
Current liabilities
Contract liabilities	686
Trade payables
Revenue recognised in the year for previous contract liabilities	686
Rare Disease
Current liabilities
Provision for contract with customer liability	139	127
Non-current liabilities
Contract With Customer Liability Provision	$ 139	$ 127